TAXES ON INCOME (Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic	$ 3,350	$ (1,618)	$ (5,684)
Foreign	(2,444)	198	(183)
Loss before taxes on income	$ 906	$ (1,420)	$ (5,867)